Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 3,762,980	$ 1,640,642
Receivables	103,742	1,071,018
Prepaid expenses and deposits	87,515	64,365
Total current assets	3,954,237	2,776,025
Non-current assets
Reclamation deposits	232,000	232,000
Equipment and right of use assets	243,249	341,163
Exploration and evaluation assets	5,808,840	4,390,312
Total Noncurrent Assets	6,284,089	4,963,475
TOTAL ASSETS	10,238,326	7,739,500
Current liabilities
Trade payables and accrued liabilities	130,699	383,785
Lease obligation - short-term	88,182	76,070
Total current liabilities	218,881	459,855
Non-current liabilities
Lease obligation - long-term	129,212	217,394
Loan	40,000
Asset retirement obligations	275,000	200,000
Total non current liabilities	444,212	417,394
TOTAL LIABILITIES	663,093	877,249
EQUITY
Share capital	60,173,313	55,091,542
Share-based payment reserve	7,417,335	7,763,393
Accumulated other comprehensive loss ("AOCL")	(933)
Deficit	(58,014,482)	(55,992,684)
TOTAL EQUITY	9,575,233	6,862,251
TOTAL LIABILITIES AND EQUITY	$ 10,238,326	$ 7,739,500